Right-Of-Use-Assets - Schedule of Future Lease Payments Finance Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	$ 690,254	$ 502,866	$ 498,400
Gross Carrying Amount [Member] | Less Than One Year [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	59,191	37,703	37,626
Gross Carrying Amount [Member] | One to Two Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	35,077	22,497	20,700
Gross Carrying Amount [Member] | Two to Three Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	32,926	21,754	20,082
Gross Carrying Amount [Member] | Three to Four Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	31,741	21,602	19,861
Gross Carrying Amount [Member] | Four to Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	27,654	21,614	19,963
Gross Carrying Amount [Member] | More Than Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	503,665	377,696	380,168
Interest [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	280,057	207,214	192,783
Interest [Member] | Less Than One Year [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	17,673	10,721	10,106
Interest [Member] | One to Two Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	15,685	11,119	9,834
Interest [Member] | Two to Three Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	15,022	10,243	9,080
Interest [Member] | Three to Four Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	14,346	9,805	8,938
Interest [Member] | Four to Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	14,075	9,409	8,544
Interest [Member] | More Than Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	203,256	155,917	146,281
Present Value [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	410,197	295,652	305,617
Present Value [Member] | Less Than One Year [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	41,518	26,982	27,520
Present Value [Member] | One to Two Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	19,392	11,378	10,866
Present Value [Member] | Two to Three Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	17,904	11,511	11,002
Present Value [Member] | Three to Four Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	17,395	11,797	10,923
Present Value [Member] | Four to Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	13,579	12,205	11,419
Present Value [Member] | More Than Five Years [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Present value of future payments derived	$ 300,409	$ 221,779	$ 233,887